Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	71 Months Ended
	Sep. 20, 2018	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000204524
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vesper U.S. Large Cap Short-Term Reversal Strategy ETF (NAV)
Without Sales Load [Member] | C000204524
Average Annual Return [Line Items]
Average Annual Return, Percent		27.72%	11.16%	9.85%
Vesper U.S. Large Cap Short-Term Reversal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Vesper U.S. Large Cap Short-Term Reversal Index
Average Annual Return, Percent		29.52%	12.64%	11.43%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		27.14%	15.92%	13.55%